BASIC AND DILUTED NET LOSS PER SHARE - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic	$ 138,322	$ 33,137	$ (424,863)
Interest on Convertible Debt, Net of Tax	3,166	0	0
Net Income (Loss) Available to Common Stockholders, Diluted	$ 141,488	$ 33,137	$ (424,863)
Shares used in computing net loss per ordinary shares, basic (in shares)	55,579,368	56,829,962	57,993,364
Shares used in computing net loss per ordinary shares, diluted (in shares)	59,953,371	58,403,037	57,993,364
Basic net loss per ordinary share (in USD per share)	$ 2.49	$ 0.58	$ (7.33)
Diluted net loss per ordinary share (in USD per share)	$ 2.36	$ 0.57	$ (7.33)
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	978,917	4,490,908	11,424,555
Employee Stock Option And Employee Stock Purchase Plan Member
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	740,329	2,245,872	4,332,022
Restricted Stock Units (RSUs)
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	238,588	818,288	3,123,019
Convertible Debt Securities
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	0	1,426,748	3,969,514
Employee Stock Option And Employee Stock Purchase Plan Member
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-Based Payment Arrangements	1,513,986	1,039,744	0
Restricted Stock Units (RSUs)
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-Based Payment Arrangements	1,433,269	533,331	0
Convertible Debt
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-Based Payment Arrangements	1,426,748	0	0